1. Nature of Operation and Going Concern (Sept. 2017 Note) (Details Narrative) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Operating expenses	$ (419,182)	$ (252,971)	$ (283,721)	$ (308,866)	$ (284,133)	$ (261,848)	$ (383,067)	$ (592,587)	$ (644,915)	$ (845,559)	$ (929,048)	$ (1,096,698)	$ (1,242,074)	$ (2,477,205)
Net loss	(1,055,051)	(816,120)	(816,425)	(815,324)	(738,357)	(693,947)	(793,560)	(1,631,749)	(1,487,508)	(2,447,869)	(2,225,865)	(3,294,489)	(3,020,574)	(4,036,087)
Accumulated deficit	(29,104,252)	(27,202,581)	(26,386,461)	(25,570,036)	(23,960,003)	(23,221,646)	(22,527,698)	(26,386,461)	(23,221,646)	(27,202,581)	(23,960,003)	(28,049,201)	(24,754,712)	(21,734,138)
Total current liabilities	22,142,525	20,025,784	19,188,955	18,435,367	16,864,919	15,965,209	15,349,662	19,188,955	15,965,209	20,025,784	16,864,919	20,951,710	17,646,804	14,755,927
Loans payable	1,631,921	1,512,476	1,479,159	1,478,103	1,439,160	1,354,752	1,359,807	1,479,159	1,354,752	1,512,476	1,439,160	1,563,602	1,462,391	1,405,332
Convertible promissory notes	12,535,800	$ 11,156,871	$ 10,619,063	$ 10,112,812	$ 9,179,229	$ 8,745,375	$ 8,341,171	$ 10,619,063	$ 8,745,375	$ 11,156,871	$ 9,179,229	11,727,303	9,633,186	7,961,954
Working capital	(22,100,000)											$ (20,950,000)	$ (17,650,000)	$ (14,750,000)
Loans Payable [Member]
Accrued interest	848,246
Convertible Promissory Loans [Member]
Accrued interest	$ 5,898,071